Fair Value Measurements - Schedule of Instruments Measured at Fair Value on a Recurring Basis (Details) - Fair Value on Recurring Basis [Member] - Forward Purchase Agreement Warrant Liability [Member] - Level 3 Instruments [Member] - USD ($)
$ in Thousands
	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Instruments Measured at Fair Value on a Recurring Basis [Line items]
Balance	$ 24	$ 472
Change in fair value	13	(534)
Effect of amendments (see Note 10)		86
Balance	$ 37	$ 24